Basic and Diluted Loss per Share (Details) - Schedule of computation of basic and diluted loss per share (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Computation of Basic and Diluted Loss Per Share [Abstract]
Diluted loss per share	$ (0.60)	$ (0.04)	$ (0.01)